Provision for risks	12 Months Ended
Dec. 31, 2022
Provision For Risks
Provision for risks

21.	Provision for risks

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the obligation can be reliably estimated. The expense related to the provision is recognized in Statements of Income for the year, net of any reimbursement. In case of attorney’s fees in favorable court decisions, the Group’s policy is to record a provision when fees are incurred, i.e., upon final judgment on lawsuits, as well as disclose in notes the estimated amounts involved in lawsuits in progress.

In order to assess the outcome´s probability the Group considers available evidence, the hierarchy of laws, prior court decisions in similar cases and their legal significance, as well as the legal counsel’s opinion.

The provision for risks is estimated by the Group’s management, supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2021	845	361	236	1,442
Additions	1,030	580	92	1,702
Payments	(61)	(188)	(119)	(368)
Reversals	(40)	(119)	(20)	(179)
Monetary adjustment	58	49	38	145
Exchange rate changes	(15)	(3)	(6)	(24)
Liabilities related to assets held for sale or disdistribution	(56)	(12)	(21)	(89)
Balance at December 31, 2022	1,761	668	200	2,629

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2020	937	303	145	1,385
Additions	136	180	161	477
Payments	(22)	(82)	(57)	(161)
Reversals	(219)	(77)	(44)	(340)
Monetary adjustment	21	38	34	93
Exchange rate changes	(8)	(1)	(3)	(12)
Balance at December 31, 2021	845	361	236	1,442

21.1	Tax

As per prevailing legislation, tax claims are subject to monetary restatement, which refers to an adjustment to the provision for tax claims according to the indexation rates used by each tax jurisdiction. In all cases, both the interest charges and penalties, when applicable, were computed and fully provisioned.

The main provisioned tax claims are as follows:

Social Contribution on Net Income

Since 1992 the Company had a res judicata decision regarding the non-payment of Social Contribution over Profit. Since then, the Company evaluated the assessments related to this issue as Remote risk, based on the evaluation of its legal advisors.

The Federal Supreme Court decided for the limitation of the res judicata and modulated its effects to reach taxable events as from September 2007. Company revaluated the assessment notices for periods after the mentioned date, leading to the recognition of a provision for contingencies in the amount of R$600.

As mentioned in note 20.1, the Company estimated the recalculated the balances of negative basis, temporary differences and taxes on profits abroad considering the new tax rate, representing a gain of R$312.

In summary, Company recorded in 2022 a provision for contingencies in the amount of R$600 and , deferred tax credits from negative basis, temporary differences and taxes on profits abroad of R$312, resulting in a net Social Contribution expense of R$288, of which R$180 in continued operations and R$108 in discontinued.

ICMS

There are cases assessed by São Paulo State tax authorities related to the refund of ICMS over tax substitution without proper compliance with accessory tax obligations introduced by CAT Administrative Rule 17. Considering recent court decisions the Group accrued R$329 (R$292 in December 2021) representing the estimation of probable loss evaluated by management based on documentation evidence aspect of the claims In addition to this matter, the Company has received assessments related to the disallowance of electric energy credits. After the judgment of the Federal Supreme Court, which dismissed the lawsuit related to the matter, under the allegation that it is a matter of infra-constitutional law, the Company evaluated and concluded for a provision of R$285 of the lawsuits because it understands that the chances were reduced.

Supplementary Law 110/2001

The Group claims in court the eligibility to not pay to the Government Severance Indemnity Fund for Employees (FGTS) costs. The accrued amount as of December 31, 2022 is R$51 (R$51 in December 31, 2021).

Other tax claim

According to the assessment of its external legal counsel, were provisioned by the Group refer to: (i) challenge on the non-application of the Accident Prevention Factor - FAP; (ii) undue credit (iii) no social charges on benefits granted to its employees, due to an unfavorable decision in the Court; (iv) IPI requirement on the resale of imported products; (v) discussions related to IPTU (vi) other minor claims. The amount accrued for these claims as of December 31, 2022 was R$380 (R$497 as of December 31, 2021).

Indemnification with Sendas

The Company is responsible for the legal proceedings of Sendas Distribuidora prior to Assai's activity. At December 31, 2022, the accrued amount of tax lawsuits is R$24, of which R$3 is tax, R$12 labor and R$9 civil (R$96 at December 31, 2021).

21.2 Labor and social security taxes

The Group is part in various labor lawsuits mainly due to termination of employees in the ordinary course of business. At December 31, 2022, the Group recorded a provision of R$668 (R$361 as of December 31, 2021). Management, with the assistance of its legal counsel, assessed these claims and recorded a provision for losses when the related amounts can be reasonably estimated, based on past experiences in relation to the amounts claimed.

21.3 Civil and others

The Group is part in civil lawsuits at several court levels (indemnities and collections, among others) and at different courts. Management records a provision for amounts it considers sufficient to cover unfavorable court decisions, when its internal and external legal counsels assess that a negative outcome is probable.

Among these lawsuits, we highlight the following:

•	The Group is part in various lawsuits requesting the renewal of rental agreements and the review of the current rent paid. The Group recognizes a provision for the difference between the amount originally paid by the stores and the amounts claimed by the owner of the property, when its internal and external legal counsels assessed that it is probable that such difference will be actually paid by the Group. As of December 31, 2022, the amount accrued for these lawsuits is R$46 (R$100 as of December 31, 2021), for which there are no corresponding restricted deposits.

•      The Group is part of claims related to penalties applied by regulatory agencies, from the Federal, State and Municipal Administrations, among which includes Consumer Protection Agencies (Procon), National Institute of Metrology, Standardization and Industrial Quality (INMETRO) and Municipalities and some lawsuits involving contract terminations with suppliers. Management, with the assistance of its legal counsels, assessed these claims, and recorded a provision. On December 31, 2022 the amount accrued for this provision is R$83 (R$56 on December 31, 2021).

•      In relation to the provisioned amounts remaining for other civil jurisdiction claims on December 31, 2022, it is an accrual of R$71 (R$50 on December 31, 2021).

Total civil lawsuits and other claims as of December 31, 2022 amount to an accrual of R$200 (R$236 as of December 31, 2021).

21.4	Possible contingent liabilities

The Group is part of other litigations for which an outcome has been assessed by Management with the support of legal advisors as possible, therefore, the Group has not recorded a provision. Possible losses amounted to R$12,459 as of December 31, 2022 (R$12,123 on December 31, 2021), and are mainly related to:

•	INSS (Social Security Contribution) –The Group was assessed for non-levy of payroll charges on benefits granted to its employees, among other matters, totaling R$616, as December 31, 2022 (R$576 as of December 31, 2021). The claims are under administrative and court discussions. The Company has been following the development of these issues, and together with its legal advisors, has concluded that the elements until now do not require to record a provision for losses.
•	IRPJ, withholding income tax - IRRF, CSLL, tax on financial transactions - IOF, withholding income tax on net income – Group has several assessment notices regarding offsetting proceedings, rules on the deductibility of provisions, payment divergences and overpayments; fine for failure to comply with accessory obligations, among other less significant taxes. The amount involved is R$830 as of December 31, 2022 (R$750 as of December 31, 2021).
•	COFINS, PIS and IPI – the Group has been challenged about offsets of IPI credits acquired from third parties with a final and an-appeal over the decision, fine for failure to comply with accessory obligations, taxation of discounts received from suppliers, disallowance of COFINS and PIS credits, among other minor claims. These lawsuits await decision at the administrative and court levels. The amount involved in these assessments is R$4,625 as December 31, 2022 (R$4,662 as of December 31, 2021).
•	ICMS – The Group received tax assessment notices by the State tax authorities in relation to: (i) utilization of energy bills credits; (ii) purchases from suppliers considered not qualified in the State Finance Department registry; (iii) purchases of merchandise for resale (own ICMS); (iv) resulting from financed sales; and (v) among other matters. The total amount of these assessments is R$5,901, as of December 31, 2022 (R$5,660 as of December 31, 2021), which await a decision at the administrative and court levels.
•	Municipal service tax - ISS, Municipal Real Estate Tax (“IPTU”), rates and others – these refer to assessments on withholdings of third parties, IPTU payment divergences, penalties for failure to comply with accessory obligations, ISS and sundry taxes, in the amount of R$131 as December 31, 2022 (R$142 as of December 31, 2021), which await decision at the administrative and court levels.
•	Other litigations – these refer to administrative proceedings and lawsuits in which the Group claims the renewal of rental agreements and setting of rents according to market values in the civil court, special civil court, Consumer Protection Agency - PROCON (in many States), Institute of Weights and Measure - IPEM, National Institute of Metrology, Standardization and Industrial Quality - INMETRO and National Health Surveillance Agency - ANVISA, among others, totaling R$356 as December 31, 2022 (R$327 as of December 31, 2021).

The Group is part of other tax claims, including the improper tax deduction of goodwill amortization, for which, based on the management’s understanding and assessment of external legal counsel, the Group has the right for an indemnization from its former and current shareholders, related to the years 2007 to 2013. These assessments amounted to R$1,922 on December 31, 2022 (R$1,467 on December 31, 2021).

The Group is responsible for the legal processes of GLOBEX prior to the association with Casas Bahia (Via Varejo). As of December 31, 2021, the amount involved in tax proceedings is R$419 (R$474 as of December 31, 2021).

The Company is responsible for the legal proceedings of Sendas Distribuidora prior to the Assai activity. At December 31, 2022, the amount involved is R$1,352, of which tax R$1,309 and civil and others R$43 (R$1,279 of which R$1,234 in tax and R$36 in civil at December 31, 2021).

The Group engages external legal counsels to represent it in the tax assessments, whose fees are contingent on the final outcome of the lawsuits. This percentage may vary according to qualitative and quantitative factors of each claim, and as of December 31, 2022 the estimated amount, in case of success in all lawsuits, is approximately R$142 (R$157 as of December 31, 2021).

21.5	Restricted deposits for legal proceedings

The Group is challenging the payment of certain taxes, contributions and labor-related obligations and has made restricted deposits in the corresponding amounts, as well as escrow deposits related to the provision for legal proceedings.

The Group has recorded restricted deposits as follows.

	2022	2021

Tax	210	206
Labor	483	498
Civil and other	66	27
Total	759	731

21.6	Guarantees

Lawsuits	Property and equipment		Letter of Guarantee		Total
	2022	2021	2022	2021	2022	2021

Tax	572	723	9,685	9,924	10,257	10,647
Labor	-	-	1,000	1,153	1,000	1,153
Civil and other	9	9	414	495	423	504
Total	581	732	11,099	11,572	11,680	12,304

The cost of letter of guarantees is approximately 0.4% per year of the amount of the lawsuits and is recorded as financial expense.

21.7	Deduction of ICMS from the calculation basis for PIS and COFINS

The Group has claimed the right to deduct ICMS taxes from the calculation basis of PIS and COFINS. On March 15, 2017, the Supreme Court ruled that ICMS should be excluded from the calculation basis of PIS and COFINS. The Attorney General's Office of the National Treasury (PGFN), appealed against this decision, aiming the modulation of its effects and clarification of the ICMS value that should, after all, be object of suppression from the PIS and COFINS basis of calculation.

In 2019, some of the Company's subsidiaries obtained a favorable decision in their own proceedings, resulting in the recording of tax credits in the amount of R$382, of which R$198 in the financial result.

On October 29, 2020, a final decision was issued in favor of the Company and granted a tax credit, of R$1,609 (of which R$613 in the financial result), as of December 31, 2020, net of provisions for portions that are eventually considered unrealizable. On May 13, 2021, the STF considered the appeals presented by PGFN in relation to that decision taken on March 15, 2017 and expressed an understanding in line with that of the Company and its legal advisors.

During calendar year 2021, the Company reassessed the tax credit, reversing part of the provisions previously constituted in the amount of R$280 (R$109 of which in the financial result).

The calculations prepared by the Company are based on the understanding of its legal advisors and the estimated realization of the asset is, at most, 7 (seven) years.

Similarly, Via obtained a favorable decision in May, 2020, which includes amount for which GPA is entitled to be reimbursed for, according to the terms of the association agreement signed between GPA and the Klein family in the transaction that created Via. The periods which GPA is entitled to be reimbursed relate to the subsidiary Globex (that was merged in the formation of Via) for the years between 2003 and 2010. CBD has already recognized in fiscal year 2020, R$231 of a receivable with Via and R$278 in 2022. The related gain was recognized in net income from discontinued operations.

21.8	Arbitration Península

On September 12, 2017, the Company received a notice from the Brazil-Canada Chamber of Commerce regarding a request for arbitration (“Proceeding”) filed by Banco Ourinvest S.A., a financial institution, in its capacity as fund manager and acting in the exclusively interest of the quotaholders of Fundo de Investimento Imobiliário Península ("Península").

The Proceeding discussed the calculation of the rental fees and other operational matters related to 60 stores owned by Peninsula, which are under several lease agreements and contracts entered into between the Company and Peninsula during 2005 (the "Agreements"). The Agreements assure to CBD the rent of the stores for a period of twenty (20) years, which may be extended for an additional 20-year term, at CBD’s discretion.

As communicated to the market, on July 7, 2021, the parties reached an agreement to amicably resolve past disputes and terminate the Proceedings. The agreement improved the Agreements, maintaining the long-term lease term of 20 years, renewable for another 20 years at CBD's discretion, but introduced new rules that are more adapted to the current market, which allow for the optimization of the use of properties and bring potential for gain for both Parties with the best use of real estate spaces. As a result of this agreement, the Company recorded in the 2021 result the amount of R$17 in other operating expenses, in addition to the remeasurement related to contractual changes in accordance with IFRS 16.

21.9	Via

The Company ceased to exercise corporate control over Via in June 2019. In the 2nd quarter of 2021, Via took certain measures and fully replaced the guarantees that had been provided to third parties by GPA in favor of that company, with no further obligations remaining of GPA on this matter. The Operating Agreement previously signed expired in October 2021 and is therefore terminated. Via still uses the Extra brand for the sale of products under the Extra Brand Usage License Agreement, which allows Via to carry out e-commerce activities through the Extra.com domain. With the termination of the Operating Agreement, GPA can also promote electronic commerce in electronics on any platforms.

GPA, together with Sendas, Via and Itaú Unibanco are partners in Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”). CBD is the holder of a claim against Via arising from a final and unappealable tax action, the amounts of which are being calculated by a specialized company hired by the parties involved, as well as being responsible, on the other hand, for any supervenience liabilities incurred up to a certain date, if final and unappealable, on behalf of the former Globex.